Organization and Business Description	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Organization and Business Description

NOTE 1 - ORGANIZATION AND BUSINESS DESCRIPTION

SSLJ.com Limited (“SSLJ.com”) was incorporated under the laws of the Cayman Islands on December 7, 2016 as an offshore holding company.

SSLJ Holdings Limited (“SSLJ Holdings”) is a wholly-owned subsidiary of SSLJ.com established under the laws of the British Virgin Islands on November 24, 2016. SSLJ Holdings owns 100% equity interest of SSLJ Technology Information Co., Limited (“SSLJ HK”), a limited liability company established in Hong Kong on December 14, 2016. SSLJ HK owns 100% equity interest of Wuhan Shengshi Leju Management Co., Ltd. (“SSLJ Management”), a wholly foreign-owned enterprise (the “WFOE”) established on April 11, 2017 under the laws of the People’s Republic of China (“China” or “PRC”) with initial capital of $20,000.

Shengshi Leju (Wuhan) Technology Holding Co., Limited (“Shengshi”), formerly known as Wuhan Shengshi Leju E-commerce Information Co., Limited, was established on July 22, 2014 under the laws of the People’s Republic of China (“PRC” or “China”).

On September 20, 2017, Shengshi Leju (Yadong) Intelligent Technology Co., Ltd. (“Intelligent Technology”) was incorporated with a registered capital of RMB10,0000,000 (approximately $1.5 million) and is a wholly-owned subsidiary of Shengshi. On September 22, 2017, Shengshi Leju (Yadong) Culture Communication Co., Ltd. (“Culture Communication) was incorporated with a registered capital of RMB1,000,000 (approximately $0.15 million). Shengshi owns 90% equity interest of this new entity and another third party individual owns the remaining 10% equity interest.

In June 2017, SSLJ Management entered into a series of contractual agreements with the owners of Shengshi. These agreements include a Technical Consultation and Services Agreement, a Business Cooperation Agreement, an Equity Pledge Agreement, a Share Disposal Agreement and a Voting Rights Proxy Agreement.

Pursuant to the above agreements, SSLJ Management has the exclusive right to provide Shengshi consulting services related to business operations including technical and management. All the above contractual agreements obligate SSLJ Management to absorb a majority of the risk of loss from Shengshi’s activities and entitle SSLJ Management to receive a majority of their residual returns. In essence, SSLJ Management has gained effective control over Shengshi. Therefore, the Company believes that Shengshi should be considered as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”. Accordingly, the accounts of Shengshi are consolidated with those of SSLJ management and ultimately are consolidated into those of SSLJ.com.

Shengshi was established with initial registered capital of Chinese Renminbi (“RMB”) 20,000,000 (approximately $3.3 million). After several rounds of additional capital contributions, the registered capital of the Company was increased to RMB 100,000,000 (approximately $14.8 million) as of December 31, 2016. In March and June 2017, the Company further increased its registered capital to RMB 260,000,000 (approximately $38.2 million) through additional capital contribution by shareholders.

SSLJ.com, its subsidiaries and VIE (herein collectively referred to as the “Company”) is primarily engaged in the business of home improvement and home furnishing services utilizing the business model of Online to Offline (“O2O”), a strategy that draws potential customers primarily through online channels to physical stores or showrooms. The Company currently has branches offices and/or showrooms in many major cities throughout China.

On January 31, 2018, the Company completed the first closing its initial public offering (“IPO”) of 3,819,892 Class A ordinary shares at a price to the public of $5.00 per share for a total of $19,099,460 in gross proceeds before expenses and underwriting commissions. On February 2, 2018, the Company completed the second closing of its IPO of 180,108 Class A ordinary shares at the same price. The total gross proceeds of its offering were $20,000,000 before deducting placement agent’s commission and other offering expenses, resulting in net proceeds of $18,438,966. In connection with the offering, the Company’s Class A ordinary shares began trading on the NASDAQ Capital Market beginning on February 5, 2018 under the ticker symbol “SSLJ”.